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                                     UNITED STATES
                            SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C. 20549

                    ----------------------------------------
                                       FORM 12b-25

                                 NOTIFICATION OF LATE FILING

(Check One):[X] Form 10-KSB [ ] Form 20-F  [ ] Form 11-K  [ ]  Form 10-QSB [ ] Form N-SAR

For Period Ended:     December 31, 2005

[  ] Transition Report on Form 10-K
[  ] Transition Report on Form 20-F
[  ] Transition Report on Form 11-K
[  ] Transition Report on Form 10-Q
[  ] Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form.  Please Print or Type.
Nothing in this form shall be  construed  to imply that the  Commission  has verified  any  information  contained herein.

If the  notification  relates  to a  portion  of the  filing  checked  above, identify  the  Item(s)  to which the notification relates:

PART I.   REGISTRANT INFORMATION

HANKERSEN INTERNATIONAL CORP.
(Full Name of Registrant)

Former Name if Applicable: N/A

3rd FLOOR, A TOWER OF CHUANG XIN
INFORMATION BUILDING NO. 72
SECOND KEJI ROAD, HI-TECH ZONE, XI'AN CHINA
(Address of Principal Executive Office)

PART II.   RULES 12b-25(b) AND (c)

If the subject  report could not be filed  without  reasonable  effort or expense and the  registrant  seeks relief pursuant to Rule 12b-25(b), the following should be completed.  (Check box if appropriate)

[   ]  (a) The  reasons  described  in  reasonable  detail  on Part III of this form  could not be eliminated without unreasonable effort or expense;
[ X ]  (b) The subject annual report,  semi-annual  report,  transition report on Form 10-K,  Form 20-F,  11-K,  Form N-SAR, or portion  thereof, will be filed on or before the fifteenth calendar day  following the prescribed  due date;  or the subject  quarterly  report of transition report on Form  10-Q,  or  portion  thereof  will be filed on or before the fifth calendar day following the prescribed due date; and
[   ]  (c) The  accountant's  statement  or  other  exhibit  required  by Rule 12b-25(c)
          has been attached if applicable.

PART III.  NARRATIVE

State below in reasonable  detail why the Form 10-K,  10-Q,  N-SAR,  or the transition report or portion  thereof, could not be filed within the prescribed time period,
(Attach extra sheets if needed):

The Company  will be  delayed  in the  filing  of its  10-Q  due to a delay in the preparation  of its  financial statements as a result of a change in the Company's independent  accountants as set forth in the Company's  report on Form 8-K filed on April 4, 2006.

PART IV.   OTHER INFORMATION

(1) Name and telephone number of person in regard to this notification

         Steven W. Schuster, Esq.    (212)448-1100
                 (Name)           (Area Code)(Telephone Number)

(2) Have all other  periodic  reports  required  under Section 13 or 15(d) of the
    Securities  Exchange Act of 1934 or Section 30 of the  Investment  Company  Act
    of 1940  during the  preceding  12 months (or for such shorter)  period  that the  registrant  was  required  to file such  reports)  been  filed?  If answer no,
    identify report(s).        X      Yes           No

(3) Is it anticipated that any significant  change in results of operations from the corresponding  period for the last fiscal year will be  reflected by the earnings  statements  to be included in the subject  report or portion thereof?
                                X     Yes            No

    If so, attach an explanation of the  anticipated  change,  both  narratively and quantitatively,  and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                                    See Exhibit A

HANKERSEN INTERNATIONAL CORP.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 4, 2006

/s/ Pengcheng Chen
Name: Pengcheng Chen
Title: Chief Executive Officer

INSTRUCTION:  The form may be signed by an  executive  officer of the registrant  or by any other duly  authorized representative.  The name  and  title of the  person  signing  the form  shall  be  typed or  printed  beneath  the signature.  If the statement is signed on behalf of the registrant by an authorized representative  (other than an executive officer),  evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION:   Intentional misstatements or omissions of fact constitute Federal
                Criminal Violations (See 18 U.S.C. 1001).

GENERAL INSTRUCTION

1. This form is required by Rule 12b-25 (17 CFR  240.12b-25) of the General Rules and
   Regulations  under the Securities Exchange Act of 1934.

2. One signed  original and four conformed  copies of this form and amendments thereto must be completed and filed with the Securities and Exchange  Commission,
   Washington,  D.C.  20549, in accordance with Rule 0-3 of the General Rules and
   Regulations  under the Act. The  information  contained in or filed with the form will be made a matter of public record in the Commission files.

3. A manually  signed copy of the form and  amendments  thereto shall be filed with each national  securities exchanged on which any class of securities of the registrant is registered.

4. Amendments to the  notifications  must also be filed on form 12b-25 but need not restate  information that has been correctly furnished.  The form shall be clearly identified as an amended notification.

5. Electronic  Filers.  This  form  shall not be used by  electronic  filers unable to timely  file a report solely  due to  electronic  difficulties.  Filers unable  to  submit a  report  within  the  time  period prescribed  due to difficulties  in  electronic  filing should comply with either Rule 201 or Rule 202 of Regulation S-T or apply for an adjustment in filing date pursuant to Rule 13-(b)
   of Regulation S-T.

                                        EXHIBIT A

Fiscal Year Ended December 31, 2005:

         The Company's revenues for the year ended December 31, 2005 were approximately $12,000,000 compared to $0 for the year ended December 31, 2004.
Prior to the merger of the Company (through its wholly-owned subsidiary)
and Haxin (Cork) International Holding Co., Ltd. (and as described more fully in the Company's report on Form 8-K filed on August 10, 2005), the Company had no revenues.